Off-Balance Sheet Items - Schedule of Amounts of Trust Funds and Securities Held in Custody (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Trust Funds	$ 22,836,175	$ 40,035,484
Securities Held in Escrow	$ 43,772,195,927	$ 37,434,596,185